Loans and Allowance for Credit Losses - Loans Pledged (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable accrued interest after allowance for credit loss statemen of financial position extensible list not disclosed flag	Accrued interest on loans	Accrued interest on loans
Accrued interest on loans	$ 6,500	$ 7,200
Net loans	1,444,116	$ 1,515,403
Asset Pledged as Collateral without Right | FHLB advances
Financing Receivable, Allowance for Credit Loss [Line Items]
Net loans	$ 746,300